LVIP Mondrian Global Income Fund
Schedule of Investments
September 30, 2025 (unaudited)

		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS–0.36%
Germany–0.36%
Kreditanstalt fuer Wiederaufbau 2.60% 6/20/37	JPY	200,000,000	$1,491,038
			1,491,038
South Africa–0.00%
‡K2016470219 South Africa Ltd. 3.00% 12/31/22		106,828	96
			96
United States–0.00%
‡Sanchez Energy Corp. 7.75% 6/15/49		150,000	15
			15
Total Corporate Bonds (Cost $2,723,269)			1,491,149
ΔSOVEREIGN BONDS–59.10%
Australia–3.95%
Australia Government Bonds
0.25% 11/21/25	AUD	6,204,000	4,086,452
1.75% 6/21/51	AUD	3,000,000	1,057,403
2.75% 6/21/35	AUD	5,000,000	2,903,175
3.00% 3/21/47	AUD	3,600,000	1,788,567
3.25% 6/21/39	AUD	5,500,000	3,160,521
4.75% 4/21/27	AUD	5,100,000	3,438,215
			16,434,333
Austria–2.95%
Republic of Austria Government Bonds
0.75% 2/20/28	EUR	6,910,000	7,854,706
6.25% 7/15/27	EUR	3,500,000	4,407,360
			12,262,066
Belgium–2.16%
Belgium Government Bonds
0.10% 6/22/30	EUR	900,000	942,713
0.40% 6/22/40	EUR	8,250,000	6,089,731
Kingdom of Belgium Government Bonds 0.10% 6/22/30	EUR	1,875,000	1,963,986
			8,996,430
Canada–2.06%
Canada Government Bonds
0.50% 12/1/30	CAD	6,144,000	3,934,509
1.00% 6/1/27	CAD	6,422,000	4,504,721
3.50% 12/1/45	CAD	200,000	143,394
			8,582,624
China–4.15%
China Government Bonds
2.35% 2/25/34	CNY	55,000,000	8,031,771
2.68% 5/21/30	CNY	62,700,000	9,217,932
			17,249,703
Finland–1.22%
Finland Government Bonds 0.50% 9/15/27	EUR	4,459,000	5,077,223
			5,077,223
France–4.55%
French Republic Government Bonds O.A.T.
0.50% 6/25/44	EUR	1,000,000	635,138
0.75% 5/25/52	EUR	3,750,000	1,968,263
1.50% 5/25/31	EUR	10,026,297	10,951,151
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
France (continued)
French Republic Government Bonds O.A.T. (continued)
2.75% 2/25/29	EUR	4,540,000	$5,378,913
			18,933,465
Germany–1.96%
Bundesrepublik Deutschland Bundesanleihe
1.25% 8/15/48	EUR	1,650,000	1,324,894
2.60% 8/15/34	EUR	2,371,000	2,777,199
4.00% 1/4/37	EUR	3,100,000	4,055,246
			8,157,339
Italy–2.83%
Italy Buoni Poliennali Del Tesoro
1.80% 3/1/41	EUR	950,000	839,210
2.45% 9/1/33	EUR	6,958,000	7,742,620
4.75% 9/1/44	EUR	2,500,000	3,191,704
			11,773,534
Japan–5.09%
Japan Government 10 yr Bond 0.10% 3/20/28	JPY	375,000,000	2,481,996
Japan Government 20 yr Bond
0.60% 12/20/37	JPY	1,015,100,000	5,882,480
1.60% 6/20/30	JPY	300,000,000	2,062,846
Japan Government 30 yr Bond
0.30% 6/20/46	JPY	760,000,000	3,228,606
1.70% 9/20/44	JPY	1,200,000,000	7,096,460
Japan Government 40 yr Bond 0.50% 3/20/60	JPY	141,500,000	440,886
			21,193,274
Malaysia–2.15%
Malaysia Government Bonds
3.50% 5/31/27	MYR	21,094,000	5,049,249
3.90% 11/30/26	MYR	15,000,000	3,607,555
3.90% 11/16/27	MYR	1,150,000	277,860
			8,934,664
Mexico–4.07%
Mexico Bonos
7.50% 6/3/27	MXN	17,500,000	954,748
7.75% 5/29/31	MXN	33,000,000	1,755,801
7.75% 11/13/42	MXN	120,000,000	5,699,402
8.00% 11/7/47	MXN	161,700,000	7,743,694
8.50% 11/18/38	MXN	15,100,000	791,951
			16,945,596
Netherlands–1.24%
Netherlands Government Bonds
0.50% 1/15/40	EUR	1,950,000	1,597,950
2.75% 1/15/47	EUR	3,300,000	3,544,097
			5,142,047
New Zealand–5.92%
New Zealand Government Bonds
1.75% 5/15/41	NZD	19,640,000	7,637,470
2.00% 5/15/32	NZD	8,900,000	4,622,015
3.00% 4/20/29	NZD	7,000,000	4,039,583
4.50% 4/15/27	NZD	14,000,000	8,332,888
			24,631,956
Republic of Korea–2.79%
Korea Treasury Bonds
3.50% 9/10/28	KRW	4,181,830,000	3,053,475
LVIP Mondrian Global Income Fund–1

LVIP Mondrian Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Republic of Korea (continued)
Korea Treasury Bonds (continued)
3.88% 12/10/26	KRW	11,815,920,000	$8,565,612
			11,619,087
Spain–4.85%
Spain Government Bonds
2.70% 1/31/30	EUR	6,000,000	7,100,433
3.15% 4/30/35	EUR	11,200,000	13,098,479
			20,198,912
United Kingdom–7.16%
U.K. Gilts
0.38% 10/22/30	GBP	3,000,000	3,366,346
1.25% 10/22/41	GBP	12,300,000	9,530,712
1.25% 7/31/51	GBP	4,750,000	2,666,544
1.75% 9/7/37	GBP	2,652,000	2,563,046
4.25% 12/7/27	GBP	2,500,000	3,392,017
4.50% 9/7/34	GBP	6,200,000	8,269,781
			29,788,446
Total Sovereign Bonds (Cost $262,453,316)			245,920,699
SUPRANATIONAL BANKS–4.32%
Asian Development Bank 2.35% 6/21/27	JPY	1,200,000,000	8,321,360
European Investment Bank 2.15% 1/18/27	JPY	1,400,000,000	9,639,183
Total Supranational Banks (Cost $23,911,634)			17,960,543
U.S. TREASURY OBLIGATIONS–33.08%
U.S. Treasury Bonds
1.13% 8/15/40		17,000,000	10,720,625
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
2.25% 5/15/41	12,900,000	$9,557,590
2.50% 2/15/46	11,400,000	8,047,242
2.75% 8/15/42	10,000,000	7,782,422
3.13% 8/15/44	8,800,000	7,045,844
3.63% 8/15/43	3,600,000	3,141,000
3.63% 2/15/53	12,381,100	10,236,171
4.50% 5/15/38	7,300,000	7,456,266
U.S. Treasury Notes
1.13% 2/15/31	9,500,000	8,301,367
1.25% 8/15/31	17,000,000	14,702,344
2.75% 2/15/28	13,100,000	12,840,559
4.13% 9/30/27	19,595,000	19,784,061
4.25% 1/31/26	18,052,000	18,064,693
Total U.S. Treasury Obligations (Cost $149,946,809)		137,680,184

	Number of Shares
MONEY MARKET FUND–1.87%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	7,786,483	7,786,483
Total Money Market Fund (Cost $7,786,483)		7,786,483

TOTAL INVESTMENTS–98.73% (Cost $446,821,511)	410,839,058
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.27%	5,289,678
NET ASSETS APPLICABLE TO 44,022,038 SHARES OUTSTANDING –100.00%	$416,128,736

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
ΔSecurities have been classified by country of origin.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
LVIP Mondrian Global Income Fund–2

LVIP Mondrian Global Income Fund
Schedule of Investments (continued)

The following foreign currency exchange contracts were outstanding at September 30, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	AUD	(9,398,000)	USD	6,228,365	10/31/25	$6,842	$—
SSB	CAD	(11,695,000)	USD	8,635,047	10/31/25	218,338	—
SSB	CNY	20,329,500	USD	(2,862,283)	10/31/25	2,843	—
SSB	EUR	(38,105,000)	USD	45,068,917	10/31/25	244,647	—
SSB	EUR	(879,500)	USD	1,011,968	10/31/25	—	(22,619)
SSB	GBP	(18,189,000)	USD	24,653,974	10/31/25	187,287	—
SSB	GBP	(235,500)	USD	313,239	10/31/25	—	(3,541)
SSB	GBP	267,000	USD	(361,842)	10/31/25	—	(2,691)
SSB	JPY	3,899,714,000	USD	(26,892,039)	10/31/25	—	(430,417)
SSB	MXN	(315,372,000)	USD	16,827,761	10/31/25	—	(334,780)
SSB	NOK	247,175,000	USD	(24,514,009)	10/31/25	259,340	—
SSB	NZD	(42,434,500)	USD	25,739,917	10/31/25	1,108,041	—
Total Foreign Currency Exchange Contracts						$2,027,338	$(794,048)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
AUD–Australian Dollar
CAD–Canadian Dollar
CNY–Chinese Yuan
EUR–Euro
GBP–British Pound Sterling
JPY–Japanese Yen
KRW–South Korean Won
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
SSB–State Street Bank
USD–United States Dollar
yr–Year
LVIP Mondrian Global Income Fund–3